Common Stock - Additional Information (Detail) $ in Thousands			1 Months Ended	9 Months Ended		12 Months Ended
	Mar. 04, 2021	Aug. 12, 2019	Dec. 31, 2020	Oct. 31, 2021 USD ($)	Sep. 30, 2021	Jan. 31, 2021 USD ($)
Common Stock, Voting Rights			Stockholders of record are entitled to one vote for each share held on all matters to be voted on by stockholders. Holders of Class A common stock and holders of Class B common stock will vote together as a single class on all matters submitted to a vote of our stockholders except as required by law.		Stockholders of record are entitled to one vote for each share held on all matters to be voted on by stockholders. Holders of Class A common stock and holders of Class B common stock will vote together as a single class on all matters submitted to a vote of the stockholders except as required by law.
Planet Labs Inc [Member]
Common Stock, Voting Rights				The holders of the Class A Common Stock and the holders of the Class B Common Stock at all times vote together as one class on all matters.		The holders of the Class A Common Stock and the holders of the Class B Common Stock at all times vote together as one class on all matters.
Stockholders' Equity Note, Stock Split, Conversion Ratio		5
Dividend Declared [Member] | Planet Labs Inc [Member]
Dividends, Common Stock				$ 0		$ 0
Common Class A [Member] | Planet Labs Inc [Member]
Common Stock, Voting Rights				1 vote for each share		1
Common Class B [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	1.2
Common Class B [Member] | Planet Labs Inc [Member]
Common Stock, Voting Rights				10 votes for each share		10